COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) R$ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Dec. 22, 2020 USD ($)	Dec. 31, 2021 USD ($) MW	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Development project cost		$ 392			$ 491
Losses on litigation settlements	$ 231
Litigation awarded amount, additional percentage of annual non-compounding interest	9.00%
Losses on litigation settlements, adjustment to original estimates	$ 50
Borrowings		13,512			12,822
270 MW Wind Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 10	R$ 54
Wind power capacity | MW		270
Proportion of ownership interest in joint venture		25.00%	25.00%	25.00%
38 MW Solar Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 41		$ 153,000
Solar power capacity | MW		38
Proportion of ownership interest in joint venture		24.00%	24.00%	24.00%
Sudsidiary | Letters of Credit
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings		$ 698			$ 687
TerraForm Power | Brookfield Renewable
Disclosure of finance lease and operating lease by lessee [line items]
Proportion of ownership interest in joint venture						51.00%
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure		364
In two years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure		28
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure		$ 0